Equity - Composition of net debt and group equity (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Equity [Abstract]
Non-current portion of non-current borrowings	[1]	€ 5,705		€ 4,939		€ 3,427
Current borrowings and current portion of non-current borrowings	[1]	1,229		508		1,394
Borrowings	[1]	6,934		5,447		4,821
Cash and cash equivalents	[2]	3,226	[1]	1,425	[1]	1,688	[1]	€ 1,939
Net debt	[1]	3,708		4,022		3,132
Equity attributable to owners of parent	[1]	11,870		12,597		12,088
Non-controlling interests	[1]	31		28		29
Equity		€ 11,901	[1]	€ 12,625	[1]	€ 12,117	[1]	€ 11,993
Net debt and group equity ratio	[1]	24:76		24:76		21:79

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[2]	For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items in the accompanying notes of the consolidated financial statements.